Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity (Deficit)
11. Stockholders’ Equity (Deficit)
Common Stock
On November 22, 2021, the Company’s common stock and warrants began trading on the New York Stock Exchange under the symbol “LOCL” and “LOCL WS” respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized to issue up to 400,000,000 common stock, $0.0001 par value per share, and 100,000,000 shares of Preferred Stock, $0.0001 par value per share. Immediately following the Business Combination, there were 86,299,495 shares of voting common stock and 11,539,216 warrants outstanding.
The rights of the holders of the voting common stock and nonvoting common stock are as follows:
Voting Common Stock—
Each holder of common stock is entitled to one vote for each share of common stock held.
Nonvoting Common Stock
—Each holder of nonvoting common stock is entitled to zero votes for each share of nonvoting common stock held. Holders of nonvoting common stock are not entitled to information rights, or rights to dividends or other distributions, until immediately prior to a liquidation event. For further discussion on nonvoting common stock, see Note 12,
Stock-Based Compensation.
Common Stock Outstanding
In conjunction with the Business Combination, Leo obtained commitments from certain PIPE Investors to purchase 15,000,000 shares of the Company’s common stock at a purchase price of $10.00 per share.
At the close of the Business Combination with Leo, the Company had 86,299,495 shares of common stock outstanding. The following summarizes the Company’s common stock outstanding as of the close of the transaction:

	Shares	%
Leo sponsor shares	6,875,000	8.0%
Leo public stockholders	1,701,281	2.0%
PIPE shares	15,000,000	17.4%
Common stock issued for Legacy Local Bounti voting common stock, Legacy Local Bounti non-voting common stock and conversion of convertible debt of Local Bounti	62,482,214	72.3%
Common stock issued to certain service providers as payment for services in connection with the Business Combination	241,000	0.3%

Total common stock	86,299,495	100.0%

Public and Private Warrants
Upon the Closing, there were 10,833,333 outstanding public and private warrants to purchase shares of the Company’s common stock that were issued by Leo prior to the Business Combination. Each whole warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as discussed below, 30 days after the Closing, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.
Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. The warrants will expire on November 19, 2026, or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the public warrants, except that the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are non-redeemable
so long as they are held by Leo Investors III LP (the “Sponsor”) or any of its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any
20-trading
days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders. In no event will the Company be required to net cash settle the Warrant exercise. As of December 31, 2021, outstanding public and private warrants, excluding warrants issued to Cargill Financial, were 10,833,333. Cargill Financial received 705,883 warrants in connection with the transaction pursuant to a warrant agreement entered into in connection with a previous credit facility.
Transactions Related to Former Stockholders
In December 2019, the Company entered into a settlement agreement to repurchase all of the remaining unvested restricted shares from a former shareholder subject to the stock restriction agreement (see Note 12,
Stock-Based Compensation
) for a total of $149 thousand with amounts being held in escrow. In April 2020, the Company entered into a settlement agreement for the repurchase of all the shares from the former shareholder, including the vested and unvested restricted shares and the remaining unrestricted shares not subject to vesting conditions. As part of the settlement agreement for the repurchase of all the restricted and unrestricted shares, the Company paid the former shareholder a total of $80 thousand in cash and entered into a $80 thousand term note. For further details, see Note 7,
Debt.